Master Trust Investments - Schedule of Net Appreciation in Investments and Investment Income (Expense) in Master Trust (Details) - EBP 013 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net realized and unrealized appreciation in fair value of investments	$ 190,665
Investment income:
Dividends	13,631
Interest	3,235
Total Investment income	16,866
Total	$ 207,531